SUBSEQUENT EVENTS (Details Narrative)										1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 03, 2026 USD ($)	Jul. 30, 2026 EUR (€)	Jul. 26, 2026	Jul. 13, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 24, 2026 USD ($) $ / shares shares	Dec. 04, 2023 $ / shares shares	Nov. 30, 2023 USD ($)	Feb. 17, 2022 shares	Jan. 31, 2026	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 17, 2026 shares	Aug. 07, 2026 EUR (€)	Jun. 29, 2026 shares	Jun. 28, 2026 shares	Mar. 31, 2026 USD ($)	Sep. 04, 2025 shares	Sep. 03, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 04, 2024 $ / shares	Sep. 30, 2023 shares	Feb. 12, 2021 $ / shares shares
Subsequent Event [Line Items]
Business acquisition loan | $					$ 2,350,000						$ 2,350,000	$ 2,350,000					$ 2,350,000			$ 350,000
Debt instrument maturity date											Sep. 30, 2026
Preferred Stock, Shares Outstanding																				4,500,000		4,000,000
Stock Issued During Period, Shares, New Issues									96,778,105
Preferred Stock, Shares Authorized					10,000,000						10,000,000				750,000,000	500,000,000		15,000,000	10,000,000	10,000,000			10,000,000
Payments for rent | $											$ 83,753
Preferred Stock, Par or Stated Value Per Share | $ / shares																				$ 0.0001			$ 0.0001
AIL [Member]
Subsequent Event [Line Items]
Debt instrument maturity date												Jun. 30, 2026
Loan obligation for the acquisition | $												$ 2,000,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding					2,371,844						2,371,844	2,371,844								2,361,844
Shares issuable upon conversion					100	100	100				100
Preferred Stock, Shares Authorized					3,000,000		3,000,000				3,000,000	3,000,000								3,000,000
Common stock issued for cash valued at $0.0144 | $								$ 2,538,000
Preferred Stock, Convertible, Terms							establishes the rights, preferences, privileges, and restrictions of such shares, including a conversion rate of one hundred (100) shares of Common Stock for each one share of Series B Convertible Preferred Stock. Section 4(f) of the Series B Certificate of Designation provides that the conversion rate is not adjusted for stock dividends, splits, combinations or reclassifications of the Common Stock
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001								$ 0.0001	$ 1.41
Preferred Stock, Voting Rights											Series B Preferred Stock is entitled to one (1) vote per share	Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action. As a result,
Series B Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares																					$ 1.41
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for cash valued at $0.0144 | $	$ 2,350,000
Lease expiration			Oct. 31, 2028		Oct. 31, 2028
Payments for rent | €		€ 8,000
Renewal of rent | €		€ 192,000
Subsequent Event [Member] | AIL [Member]
Subsequent Event [Line Items]
Debt instrument maturity date						Sep. 30, 2026
Loan obligation for the acquisition | $						$ 2,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Deposit | €														€ 150,000
Escrow deposit | €														85,000
Non-refundable balance | €														65,000
Capital reserve | €														821,098
Purchase price | €														€ 5,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding				2,371,844
Shares issuable upon conversion				100
Stock Issued During Period, Shares, Conversion of Units				4,500,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding						2,371,844
Shares issuable upon conversion				118,592,200
Stock Issued During Period, Shares, Conversion of Units				99,592,200
Preferred Stock, Shares Authorized						3,000,000							15,000,000
Preferred Stock, Convertible, Terms						convertible at the option of the holder into 100 shares of Common Stock, subject to adjustment and to a Board-determined conversion ratio (ranging from 100:1 to 10:1) in the event the Company completes a qualifying public offering of $10,000,000 or more with an uplisting to NASDAQ or NYSE.				As amended, each share of Series B Convertible Preferred Stock remains convertible, at the option of the holder and without payment of additional consideration, into 100 shares of Common Stock at any time (the “Base Conversion Rate”). However, in the event the Company completes a qualifying public offering of $10,000,000 or more that includes an uplisting of its Common Stock to The Nasdaq Stock Market or the New York Stock Exchange, the conversion rate applicable to shares converted in connection with such qualifying public offering will be determined by the Board of Directors within a range of 10 to 100 shares of Common Stock for each one share of Series B Convertible Preferred Stock. The Company anticipates that the conversion ratio applied in connection with a qualifying offering would be 10 shares of Common Stock for each one share of Series B Convertible Preferred Stock. The Series B Amendment was approved by the Board of Directors by unanimous written consent and by the written consent of the holders of at least 51% of the Series B voting power, as required under Delaware General Corporation Law.
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Preferred Stock, Voting Rights						Each share of Series B Preferred Stock carries one vote per share, voting together with the Common Stock as a single class
Preferred Stock, Liquidation Preference, Value | $						$ 0
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				15,000,000
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized													10,000,000
A I L [Member]
Subsequent Event [Line Items]
Business acquisition loan | $					$ 2,000,000						$ 2,000,000